OTHER (INCOME) EXPENSE, NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
OTHER (INCOME) EXPENSE, NET
OTHER (INCOME) EXPENSE, NET
Other (income) expense, net for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Gain on the Skincare Sale	$(309)	$—	$—
Gain on the iNova Sale	(309)	—	—
Gain on the Dendreon Sale	(97)	—	—
Loss on the Sprout Sale	98	—	—
Net loss (gain) on other sales of assets	37	(6)	8
Other post business combination expenses	—	—	183
Litigation and other matters	226	59	37
Other, net	1	20	67
Other (income) expense, net	$(353)	$73	$295
2017
Litigation and other matters includes: (i) $96 million for the estimated settlement of the Allergan shareholder class actions, (ii) the estimated settlement of the Solodyn® antitrust class actions litigation and (iii) the potential partial summary judgment related to the Mimetogen Pharmaceuticals litigation. See Note 21, "LEGAL PROCEEDINGS" for additional information.
2016
Litigation and other matters includes: (i) an unfavorable adjustment of $90 million from the settlement of the Salix securities litigation and (ii) a favorable adjustment of $39 million from the settlement of the investigation into Salix's pre-acquisition sales and promotional practices for the Xifaxan®, Relistor® and Apriso® products. See Note 21, "LEGAL PROCEEDINGS" for additional information. Net gain on other sales of assets includes: (i) a gain of $20 million from an amendment to a license agreement terminating the Company's right to develop and commercialize brodalumab in Europe and (ii) a loss of $22 million from the divestiture of Ruconest®.
2015
Other post-business combination expenses includes: (i) $168 million related to the acceleration of unvested restricted stock for Salix employees (including $3 million of related payroll taxes) in connection with the Salix Acquisition and (ii) $12 million related to bonuses paid to Amoun employees. Litigation and other matters includes $25 million related to the AntiGrippin® litigation. See Note 21, "LEGAL PROCEEDINGS" for additional information.